Leases - Summary of Future Lease Payments for the Lease Contracts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis Of Lease Payments Of Lessee [Line Items]
Future lease payments under the lease contracts	₩ 562,345	₩ 378,909
Within one year
Disclosure Of Maturity Analysis Of Lease Payments Of Lessee [Line Items]
Future lease payments under the lease contracts	194,384	206,798
After one year but within five years
Disclosure Of Maturity Analysis Of Lease Payments Of Lessee [Line Items]
Future lease payments under the lease contracts	317,609	146,755
After five years
Disclosure Of Maturity Analysis Of Lease Payments Of Lessee [Line Items]
Future lease payments under the lease contracts	₩ 50,352	₩ 25,356